Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2021
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	September 30, 2021	December 31, 2020
Opening asset under development balance	658,247	434,248
Additions	161,600	283,927
Transfer from vessels and equipment, net	—	77,172
Transfer from other non-current assets	—	16,213
Interest costs capitalized	30,742	34,296
Disposal of LNG Croatia	—	(187,609)
Closing asset under development balance	850,589	658,247

Schedule of Fiscal Year Maturity
As at September 30, 2021, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2021 (1)	29,725
2022	379,302
2023	252,182
2024	75,034
736,243
(1) For the three months ending December 31, 2021